Financial Instruments and Financial Risk Management (Details 2) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 8,854,635	$ 4,187,567
Financial liabilities	62,711,111	563,481
Non-derivative financial liabilities [Member] | Bank loan [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	123,637
Non-derivative financial liabilities [Member] | Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	474,334	150,305
Non-derivative financial liabilities [Member] | Customer deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	447,071	169,500
Non-derivative financial liabilities [Member] | Convertible loan [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		243,676
Non-derivative financial liabilities [Member] | Shareholder loan [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,383
Non-derivative financial liabilities [Member] | Promissory note [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,500,000
Derivative financial liabilities [Member] | Warrant derivative liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,655,686
Loans and receivables [Member] | Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,610,996	3,916,283
Loans and receivables [Member] | Other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 243,639	$ 271,284